Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
General

General

The quarterly report on Form 10-Q for the quarter ended September 30, 2016 should be read in conjunction with the Company’s financial statements for the year ended December 31, 2015, contained in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2015 as filed with the Securities and Exchange Commission (the “SEC”) on February 18, 2016. As contemplated by the SEC under Article 8 of Regulation S-X, the accompanying financial statements and footnotes have been condensed and therefore do not contain all disclosures required by generally accepted accounting principles. The interim financial data are unaudited, however in the opinion of IEG Holdings Corporation (“we, “our”, “us”) the interim data includes all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of results for the interim periods. Results of interim periods are not necessarily indicative of those to be expected for the full year.

Nature of Business

Nature of Business

The principal business activity of the Company is providing unsecured $5,000 and $10,000 consumer loans over a five-year term through its subsidiaries Investment Evolution Corporation and IEC SPV, LLC. The loans are offered under the consumer brand “Mr. Amazing Loans”. The Company is headquartered in Las Vegas, Nevada and originates consumer loans in the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Missouri, Nevada, New Jersey, New Mexico, Oregon, Pennsylvania, Texas, Utah, and Virginia via its online platform and distribution network. The Company is a licensed direct lender with state licenses and/or certificates of authority to lend in these 17 states and offers all loans within the prevailing statutory rates.

Nature of Business

The principal business activity of the Company is providing unsecured $5,000 consumer loans over a five-year term through its subsidiaries Investment Evolution Corporation and IEC SPV, LLC. The loans are offered under the consumer brand “Mr. Amazing Loans”. The Company is headquartered in Las Vegas, Nevada and originates consumer loans in the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Missouri, Nevada, New Jersey, New Mexico, Oregon, Pennsylvania, Texas, Utah, and Virginia via its online platform and distribution network. The Company is a licensed direct lender with state licenses and/or certificates of authority to lend in these 17 states and offers all loans within the prevailing statutory rates.

Basis of Accounting

Basis of Accounting

These consolidated financial statements include the operations of IEG Holdings Corporation and its wholly-owned subsidiaries, Investment Evolution Corporation and IEC SPV, LLC (collectively, the “Company”). All inter-company transactions and balances have been eliminated in consolidation.

The Company’s accounting and reporting policies are in accordance with U.S. generally accepted accounting principles and conform to general practices within the consumer finance industry.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements do not include any adjustments to reflect any possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities.

Basis of Accounting

These consolidated financial statements include the operations of IEG Holdings Corporation and its wholly-owned subsidiaries, Investment Evolution Corporation and IEC SPV, LLC (collectively, the “Company”). All inter-company transactions and balances have been eliminated in consolidation.

In August 2015, the Company dissolved redundant subsidiary companies Investment Evolution Philippines Corporation, Investment Evolution Global Corporation and Investment Evolution Canada, LLC, as it no longer has plans to pursue international expansion.

The Company’s accounting and reporting policies are in accordance with U.S. generally accepted accounting principles and conform to general practices within the consumer finance industry.

Liquidity

Liquidity

The principal conditions/events that raise substantial doubt of the company’s ability to meet its obligations are i) the Company has reported recurring losses and ii) the Company has not yet generated positive net cash flows from operations. However, the Company has increased its revenue, management’s plans for the next 12 months alleviate the substantial doubt and management evaluates that as a result of these plans the Company can meet all its obligations through October 2017. Without raising additional debt or equity capital, management’s plans include reducing advertising costs to significantly reduce loan originations and related loan processing costs. There would also be a significant reduction in consulting and professional fees without additional capital being raised. Management’s plans also include utilizing the funds received from loan principal repayments for operating expenses rather than investing in loan origination. In addition, significant core operating costs have been cut from the Company in 2016 including reducing the number of employees from 12 to 7 due to increased automation of loan origination processes and reducing the number of office leases from 4 to 1 in the past quarter as old leases expired. While the Company has sufficient cash on hand at September 30, 2016 combined with anticipated cash flow from loan repayments to continue operations for at least 12 months, the Company intends, over the next 12 months, to seek additional capital via unsecured notes to expand operations and the Company has shown the capacity to raise substantial equity capital over the past few years and, although not the current plan, could seek additional equity capital if required.

Going Concern

Going Concern

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has reported recurring losses and has not generated positive net cash flows from operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company is increasing its revenue and management intends to seek additional capital sufficient to continue operations. If the Company is not successful in raising sufficient capital, it may have to delay or reduce expenses, or curtail operations. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that could result should the Company not continue as a going concern.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Management uses its historical records and knowledge of its business in making these estimates. Accordingly, actual results may differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers cash equivalents to include short-term, highly liquid investments with an original maturity of three months or less.

Loans Receivable and Interest Income

Loans Receivable and Interest Income

The Company is licensed to originate consumer loans in the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Missouri, Nevada, New Jersey, New Mexico, Oregon, Pennsylvania, Texas, Utah, and Virginia. During the nine months ended September 30 2016 and 2015, the Company originated $5,000 and $10,000 loans over a five year term. The Company offers its loans at or below the prevailing statutory rates. Loans are carried at the unpaid principal amount outstanding, net of an allowance for credit losses.

The Company calculates interest revenue using the interest yield method. Charges for late payments are credited to income when collected.

Accrual of interest income on loans receivable is suspended when no payment has been received on account for 91 days or more on a contractual basis, at which time a loan is considered delinquent. Payments received on nonaccrual financing loans are first applied to the unpaid accrued interest and then principal. Loans are returned to active status and accrual of interest income is resumed when all of the principal and interest amounts contractually due are brought current; at which time management believes future payments are reasonably assured. At September 30, 2016, 97 loans with a total balance of $433,781 were delinquent or in default.

Loans Receivable and Interest Income

The Company is licensed to originate consumer loans in the states of Alabama, Arizona, California, Florida, Georgia, Illinois, Kentucky, Louisiana, Missouri, Nevada, New Jersey, New Mexico, Oregon, Pennsylvania, Texas, Utah, and Virginia. During fiscal 2015, the Company originated $5,000 and $10,000 loans over a five-year term and during fiscal 2014, the Company originated $2,000, $3,000, $5,000 and $10,000 loans with terms ranging from three to five years. In June 2015, the Company streamlined its product offering to $5,000 loans over a five-year term. The Company offers its loans at or below the prevailing statutory rates. Loans are carried at the unpaid principal amount outstanding, net of an allowance for credit losses.

The Company calculates interest revenue using the interest yield method. Charges for late payments are credited to income when collected.

Accrual of interest income on loans receivable is suspended when no payment has been received on account for 91 days or more on a contractual basis, at which time a loan is considered delinquent. Payments received on nonaccrual financing loans are first applied to the unpaid accrued interest and then principal. Loans are returned to active status and accrual of interest income is resumed when all of the principal and interest amounts contractually due are brought current; at which time management believes future payments are reasonably assured. At December 31, 2015, 111 loans with a total balance of $543,054 were delinquent or in default.

Allowance for Credit Losses

Allowance for Credit Losses

The Company maintains an allowance for credit losses due to the fact that it is probable that a portion of the loans receivable will not be collected. The allowance is estimated by management based on various factors, including specific circumstances of the individual loans, management’s knowledge of the industry, and the experience and trends of other companies in the same industry.

Our portfolio of loans receivable consists of a large number of relatively small, homogenous accounts. The allowance for credit losses is determined using a systematic methodology, based on a combination of historical bad debt of comparable companies. Impaired loans are considered separately and 100% charged off.

The allowance for credit losses is primarily based upon models that analyze specific portfolio statistics and also reflect, management’s judgment regarding overall accuracy. We take into account several factors, including the customer’s transaction history, specifically the timeliness of customer payments, the remaining contractual term of the loan, and the outstanding balance of the loan.

Allowance for Credit Losses

The Company maintains an allowance for credit losses due to the fact that it is probable that a portion of the loans receivable will not be collected. The allowance is estimated by management based on various factors, including specific circumstances of the individual loans, management’s knowledge of the industry, and the experience and trends of other companies in the same industry.

Our portfolio of loans receivable consists of a large number of relatively small, homogenous accounts. The allowance for credit losses is determined using a systematic methodology, based on a combination of historical bad debt of comparable companies. Impaired loans are considered separately and 100% charged off.

The allowance for credit losses is primarily based upon models that analyze specific portfolio statistics and also reflect, management’s judgment regarding overall accuracy. We take into account several factors, including the customer’s transaction history, specifically the timeliness of customer payments, the remaining contractual term of the loan, and the outstanding balance of the loan.

Impaired Loans

Impaired Loans

The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances.

The Company does not accrue interest on impaired loans and any recoveries of impaired loans are recorded to the allowance for credit losses. Changes in the allowance for credit losses are recorded as operating expenses in the accompanying statement of operations.

Impaired Loans

The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances.

The Company does not accrue interest on impaired loans and any recoveries of impaired loans are recorded to the allowance for credit losses. Changes in the allowance for credit losses are recorded as operating expenses in the accompanying statement of operations.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets as follows:

Classification	Life
Computer equipment	5 years
Furniture and fixtures	5-8 years

The Company amortizes its leasehold improvements over the shorter of their economic lives, which are generally five years, or the lease term that considers renewal periods that are reasonably assured. Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization are being provided using the straight-line method over the estimated useful lives of the assets as follows:

Classification	Life
Computer equipment	3-5 years
Furniture and fixtures	8 years

The Company amortizes its leasehold improvements over the shorter of their economic lives, which are generally five years, or the lease term that considers renewal periods that are reasonably assured. Expenses for repairs and maintenance are charged to expense as incurred, while renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Operating Leases	Operating Lease The Company’s office lease in Las Vegas expires (unless renewed) on September 30, 2017.	Operating Leases The Company’s office leases all expire (unless renewed) during 2016.
Loan Costs

Loan Costs

Loan costs consisted of broker success fees and legal fees related to the credit facility. These costs were amortized over the period of the credit facility. Accumulated amortization of loan costs amounted to $205,485 and 127,704 at December 31, 2015 and 2014, respectively. The loan costs were fully amortized at December 31, 2015 as the credit facility was repaid in full on August 21, 2015.

Income Taxes

Income Taxes

We account for income taxes using the liability method in accordance with FASB Accounting Standards Codification (“ASC”) 740 “Income Taxes”. To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the income tax returns. Our net deferred income tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred income tax assets.

Income Taxes

We account for income taxes using the liability method in accordance with FASB Accounting Standards Codification (“ASC”) 740 “Income Taxes”. To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred income tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the income tax returns. Our net deferred income tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred income tax assets.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs amounted to $313,902 and $527,452 for the nine months ended September 30, 2016 and 2015, respectively. Advertising costs amounted to $92,593 and $211,828 for the three months ended September 30, 2016 and 2015, respectively.

Advertising Costs Advertising costs are expensed as incurred. Advertising costs amounted to $950,905 and $459,804 at December 31, 2015 and 2014, respectively.
Earnings and Loss per Share

Earnings and Loss per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10 that establishes standards for computing and presenting net earnings (loss) per shares. Basic earnings (loss) per share are computed by dividing net income (loss) attributed to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares, if any, had been issued and if the additional common shares were dilutive. Basic and diluted loss per share has been adjusted retroactively for the 1-for-100 reverse split that occurred on June 17, 2015 and for the net 1-for-10 reverse split that occurred on October 27, 2016.

Earnings and Loss per Share

The Company computes net earnings (loss) per share in accordance with ASC 260-10 that establishes standards for computing and presenting net earnings (loss) per shares. Basic earnings (loss) per share are computed by dividing net income (loss) attributed to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares, if any, had been issued and if the additional common shares were dilutive. Basic and diluted loss per share has been adjusted retroactively for the 1-for-100 reverse split that occurred on June 17, 2015 and the net 1-for-10 reverse split that occurred on October 27, 2016.

Reclassifications	Reclassifications Certain numbers from the prior period have been reclassified to conform to the current year presentation.	Reclassifications Certain numbers from the prior period have been reclassified to conform to the current year presentation.
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company has adopted guidance issued by the FASB that defines fair value, establishes a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expands disclosures about fair value measurements. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

●	Level I – Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

●	Level II – Inputs, other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

●	Level III – Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

At September 30, 2016 and 2015, the only financial instruments that are subject to these classifications are cash and cash equivalents, which are considered Level I assets.

Carrying amounts reported in the consolidated balance sheets for other receivables, accounts payable, and accrued expenses approximate fair value because of their immediate or short-term nature. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.

Fair Value of Financial Instruments

The Company has adopted guidance issued by the FASB that defines fair value, establishes a framework for measuring fair value in accordance with existing generally accepted accounting principles, and expands disclosures about fair value measurements. Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. The categories are as follows:

Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

At December 31, 2015 and 2014, the only financial instruments that are subject to these classifications are cash and cash equivalents, which are considered Level I assets.

Carrying amounts reported in the consolidated balance sheets for other receivables, accounts payable, and accrued expenses approximate fair value because of their immediate or short-term nature. The fair value of borrowings is not considered to be significantly different than its carrying amount because the stated rates for such debt reflect current market rates and conditions.